Statements of Cash Flows - Supplemental Disclosures of Cash Flow Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		7 Months Ended	12 Months Ended		7 Months Ended	12 Months Ended		5 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2010 Successor	Dec. 31, 2012 Successor	Dec. 31, 2011 Successor	Dec. 31, 2010 Successor Junior Subordinated Debentures	Dec. 31, 2012 Successor Junior Subordinated Debentures	Dec. 31, 2011 Successor Junior Subordinated Debentures	May 28, 2010 Predecessor	May 28, 2010 Predecessor Junior Subordinated Debentures
Cash paid during the period for:
Interest on junior subordinated debentures	$ 3,152	$ 3,152	$ 7,356	$ 12,610	$ 12,610	$ 7,136	$ 12,232	$ 12,232	$ 5,254	$ 5,096
Interest			19,409	38,880	38,192				7,710
Income taxes			122	479	749				575
Non-cash investing activities:
Property and equipment purchased with capital lease			152	155
Non-cash financing activities:
Increase in accrued dividends on preferred stock